Notes Payable - Additional Information 1 (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jun. 30, 2026	Apr. 27, 2023	Dec. 31, 2023
Debt Instrument [Line Items]
Adjustments To Additional Paid In Capital, Warrant Issued			$ 2,785
Term Loan Facility [Member] | Forecast [Member]
Debt Instrument [Line Items]
Percentage of the outstanding principal amount repaid	7.50%
Tranche A Warrant [Member]
Debt Instrument [Line Items]
Adjustments To Additional Paid In Capital, Warrant Issued		$ 2,785
Volatility		111.60%
Term (in years)		7 years
Risk-free interest rate		3.57%
Fair value of common stock price per share on the valuation date		$ 5.32
Warrants exercise price		$ 6.69
Tranche A Warrant [Member] | Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument conversion warrants or options issued		647,589
Warrants exercise price		$ 6.69
Tranche B Warrant [Member]
Debt Instrument [Line Items]
Debt instrument conversion warrants or options issued		264,922
Derivative liabilities		$ 1,077	276
Tranche C Warrant [Member]
Debt Instrument [Line Items]
Derivative liabilities		$ 1,023	$ 270